Discontinued Operations (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Revenues:				$ 3,539	$ 3,880	$ 38,397
Cost of revenues				100	100	8,086
Gross profit				3,439	3,780	30,311
Operating expenses:
Engineering and product development				143	143	1,249
Selling and marketing				620	620	21,729
General and administrative				2,342	2,342	13,233
Impairment loss						3,518
Other income, net		(2,650)		(2,650)	(1,504)
Loss on sale of assets		2,166		4,251	4,652	2,574
Total operating expenses					6,253	42,303
Loss before interest and other financing expense, net		484		(1,267)	(2,473)	(11,992)
Interest and other financing expense, net				(77)		(385)
Loss before income taxes		484		(1,344)	(2,473)	(12,377)
Income tax expense (benefit)		(73)		(94)	(14)	762
Loss from discontinuing operations	140	411	219	(1,438)	(2,459)	(13,264)
Loss from discontinued operations, net of taxes	140		219			(125)
Loss	$ 140	$ 411	$ 219	$ (1,438)	$ (2,459)	$ (13,264)